Average Annual Total Returns - ClearBridge Select Fund	Mar. 01, 2021
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.89%	[1]
5 Years	15.43%	[1]
Since Inception	15.18%	[1]
Class A
Average Annual Return:
1 Year	49.18%
5 Years	25.78%
Since Inception	19.65%
Inception Date	Sep. 23, 2013
Class C
Average Annual Return:
1 Year	56.12%
5 Years	26.36%
Since Inception	19.71%
Inception Date	Sep. 23, 2013
Class FI
Average Annual Return:
1 Year	58.31%
5 Years	27.28%
Since Inception	23.43%
Inception Date	Nov. 30, 2012
Class IS
Average Annual Return:
1 Year	58.86%
5 Years	27.74%
Since Inception	23.90%
Inception Date	Nov. 30, 2012
Class I
Average Annual Return:
1 Year	58.70%
5 Years	27.64%
Since Inception	23.88%
Inception Date	Nov. 30, 2012
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	58.70%
5 Years	27.32%
Since Inception	23.12%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	34.75%
5 Years	22.85%
Since Inception	20.05%
Class A2
Average Annual Return:
1 Year	49.08%
5 Years		[2]
Since Inception	24.17%
Inception Date	Sep. 14, 2018

[1]

For Class A, Class A2 and Class C shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Russell 3000 Index was 13.61%, 14.25% and 13.61%, respectively.

[2]	N/A